Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended		24 Months Ended
	Jan. 19, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 13, 2021	Jun. 30, 2019
Related Party Transaction [Line Items]
Research and development, including related party expenses				$ 447	$ 108
Accounts payable, due to related party		$ 345		147	93	$ 147
Principal amount				37,081		37,081
Loss of change in fair value of the instrument		(156)
Received from equity investment								$ 17,374
PureTech
Related Party Transaction [Line Items]
Principal amount							$ 15,000
Repayment of debt	$ 15,200
PureTech | Management Services Expenses
Related Party Transaction [Line Items]
Research and development, including related party expenses		100	$ 200			500
Accounts payable, due to related party		300		100	100	100
Notes payable				15,100		15,100
Loss of change in fair value of the instrument		100
PureTech | Royalty Expense
Related Party Transaction [Line Items]
Research and development, including related party expenses		200	$ 100	200	$ 100
SSD2
Related Party Transaction [Line Items]
Principal amount							$ 12,000
Loss of change in fair value of the instrument		$ 100
Repayment of debt	$ 12,100
SSD2 | Management Services Expenses
Related Party Transaction [Line Items]
Notes payable				$ 12,100		$ 12,100